Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 28, 2015
Registrant Name	Forum Funds II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Jul. 28, 2015
Document Effective Date	Aug. 03, 2015
Prospectus Date	Aug. 03, 2015